Related Parties Transactions - Schedule of Amount Due to Related Parties (Details) (10-K 2019) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amount due to related parties	$ 333,083		$ 444,802	$ 372,585	$ 2,500
Repayment to related parties	170,593	$ 107,809	354,909	400,798
Cash advance from related parties	60,627	251,924	429,849	153,528	$ 2,500
Shareholder debts converted to capital contribution				$ 199,040
Hengqing Investment Consultation(SZ) Partnership Business (LP) [Member]
Related party description			Company controlled by Qing Zuo	Company controlled by Qing Zuo
Amount due to related parties				$ 24,052
Repayment to related parties		57,485	165,176
Cash advance from related parties		139,290	$ 141,214	$ 25,055
Henghui Investment Consultation(SZ) Partnership Business (LP) [Member]
Related party description			Company controlled by Qing Zuo	Company controlled by Qing Zuo
Amount due to related parties				$ 64,008
Repayment to related parties		4,274	63,767
Cash advance from related parties				$ 66,676
Qing Zuo [Member]
Related party description			Majority shareholder of ZDSE and executive chairman until June 27, 2018 and November 28, 2018, respectively. Currently Chairman of the Board of ZDSE since December 20, 2018	Majority shareholder of ZDSE and executive chairman until June 27, 2018 and November 28, 2018, respectively. Currently Chairman of the Board of ZDSE since December 20, 2018
Amount due to related parties				$ 33,473
Repayment to related parties			39,805	576
Cash advance from related parties		1,730	6,459	5,185
Shareholder debts converted to capital contribution				$ 51,801
Junze Zhang [Member]
Related party description	Shareholder and director of the Company		Shareholder and director of the Company	Shareholder and director of the Company
Amount due to related parties	$ 333,083		$ 444,802	$ 182,093
Repayment to related parties	170,593
Cash advance from related parties	60,627	105,674	$ 264,836
Mengling Zhang [Member]
Related party description			General manager of ZDSE	General manager of ZDSE
Amount due to related parties				$ 36,519
Repayment to related parties	5,956	46,050	50,221	400,222
Cash advance from related parties	5,956	1,730	13,840	56,612
Shareholder debts converted to capital contribution				$ 147,239
Zihua Wu [Member]
Related party description			Director of the Company	Director of the Company
Amount due to related parties				$ 32,440
Repayment to related parties			35,940
Cash advance from related parties		$ 3,500	$ 3,500